Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	20 16	2015

Balance, Beginning	$1,816,609	$3,233,949

New Loans	2,379,026	4,900,932
Repayments	(3,170,092)	(6,065,098)
Transactions Due to Changes in Directors	-	(253,174)

Balance, Ending	$1,025,543	$1,816,609